Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	24,443,989	24,443,989	27,278,652
Common stock, shares outstanding	24,443,989	24,443,989	27,278,652
Cetus Capital Acquisition Corp [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common Class A [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	1,781,875	1,781,875
Common stock, shares outstanding	1,781,875	1,781,875
Common stock, possible redemption shares	2,058,934	5,750,000
Common Class A [Member] | Cetus Capital Acquisition Corp [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	1,781,875	1,781,875	1,437,500
Common stock, shares outstanding	1,781,875	1,781,875	1,437,500
Common stock, possible redemption shares	2,058,934	5,750,000	5,750,000
Temporary equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares authorized	50,000,000	50,000,000
Temporary equity shares issued	2,058,934	5,750,000	5,750,000
Temporary equity shares outstanding	2,058,934	5,750,000	5,750,000
Common Class B [Member]
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	4,000,000	4,000,000
Common Class B [Member] | Cetus Capital Acquisition Corp [Member]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	4,000,000	4,000,000	4,000,000
Common stock, shares issued	0	0	0
Common stock, shares outstanding	0	0	0